UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10471

        Credit Suisse Institutional Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          January 1, 2006 to March 31, 2006

Item 1. Schedule of Investments

Credit Suisse Institutional Money Market Fund, Inc. - Government Portfolio
Schedule of Investments
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (72.0%)
$ 2,000	Fannie Mae Discount Notes	(AAA, Aaa)	04/26/06	4.350	$ 1,994,070
2,000	Fannie Mae Discount Notes #	(AAA, Aaa)	05/22/06	4.665	1,999,898
1,000	Fannie Mae Discount Notes	(AAA, Aaa)	12/01/06	4.867	969,744
2,000	Federal Farm Credit Bank #	(AAA, Aaa)	05/08/06	4.530	2,000,000
6,000	Federal Farm Credit Bank #	(AAA, Aaa)	07/25/06	4.698	6,000,000
2,000	Federal Home Loan Bank	(AAA, Aaa)	04/28/06	4.515	1,993,220
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	05/23/06	4.768	1,986,827
1,509	Freddie Mac Discount Notes	(AAA, Aaa)	05/30/06	4.633	1,498,118
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	06/05/06	4.764	1,983,497
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	07/18/06	4.741	1,972,400
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	07/25/06	4.774	1,971,122
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	02/06/07	4.774	1,919,399

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $26,288,295)					26,288,295

REPURCHASE AGREEMENT (27.9%)
10,175	Goldman Sachs Tri Party Repo (Agreement dated 3/31/06, to be
	repurchased at $10,175,472, collateralized by $10,466,000 Federal
	National Mortgage Assoc. 4.25% due 05/15/09. Market Value of
	collateral is $10,378,981) (Cost $10,175,000)	(A-1, P-1)	04/03/06	4.750	10,175,000

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $36,463,295)					36,463,295

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					45,201

NET ASSETS (100.0%)					$ 36,508,496

Average Weighted Maturity - 58 days (unaudited)

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	The interest rate is as of March 31, 2006 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation – The net asset value of the Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on Monday through Friday, except for the days the following holidays are observed: New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio
Schedule of Investments
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

COMMERCIAL PAPER (61.5%)
Asset Backed (55.8%)
$ 35,000	Altius Funding Corp.	(A-1+, P-1)	04/06/06	4.808	$ 34,976,667
16,000	Beethoven Funding Corp.	(A-1, P-1)	04/03/06	4.842	15,995,698
25,000	Beethoven Funding Corp.	(A-1, P-1)	04/05/06	4.630	24,987,194
20,000	Beethoven Funding Corp.	(A-1, P-1)	04/06/06	4.806	19,986,667
9,000	Beethoven Funding Corp.	(A-1, P-1)	05/09/06	4.738	8,955,350
20,000	Belmont Funding LLC	(A-1, P-1)	04/03/06	4.852	19,994,611
50,000	Belmont Funding LLC	(A-1, P-1)	04/10/06	4.696	49,941,500
20,000	Broadhollow Funding LLC	(A-1+, P-1)	04/17/06	4.770	19,957,778
11,485	Buckingham CDO LLC	(A-1+, P-1)	04/18/06	4.778	11,459,184
30,000	Buckingham CDO LLC	(A-1+, P-1)	04/24/06	4.790	29,908,575
40,000	Davis Square Funding III Corp.	(A-1+, P-1)	04/27/06	4.798	39,862,200
10,000	Davis Square Funding V Corp.	(A-1+, P-1)	04/05/06	4.551	9,995,000
15,000	Five Finance Corp.	(A-1+, P-1)	04/18/06	4.544	14,968,196
40,000	Giro Funding US Corp.	(A-1, P-1)	04/13/06	4.719	39,937,333
20,000	Giro Funding US Corp.	(A-1, P-1)	04/21/06	4.770	19,947,222
10,047	Golden Fish LLC	(A-1, P-1)	04/06/06	4.641	10,040,553
10,000	Golden Fish LLC	(A-1, P-1)	04/18/06	4.677	9,978,089
40,000	Golden Fish LLC	(A-1, P-1)	04/28/06	4.838	39,855,400
20,000	Harwood Street Funding LLC	(A-1, P-1)	04/11/06	4.756	19,973,667
35,500	Harwood Street Funding LLC	(A-1, P-1)	04/25/06	4.783	35,387,347
56,606	Kitty Hawk Funding Corp.	(A-1+, P-1)	04/07/06	4.825	56,560,526
30,000	KKR Pacific Funding Trust	(A-1+, P-1)	04/13/06	4.729	29,952,900
25,000	Mica Funding LLC	(A-1, P-1)	04/03/06	4.617	24,993,611
25,000	Mica Funding LLC	(A-1, P-1)	04/03/06	4.618	24,993,611
20,000	Mica Funding LLC	(A-1, P-1)	04/03/06	4.852	19,994,611
30,000	Park Granada LLC	(A-1+, P-1)	04/06/06	4.628	29,980,792
14,700	Park Granada LLC	(A-1+, P-1)	05/08/06	4.738	14,628,991
48,000	Perry Global Funding LLC	(A-1+, P-1)	04/20/06	4.759	47,879,920
35,000	Romulus Funding Corp.	(A-1, P-1)	04/18/06	4.741	34,921,989
34,139	Sigma Finance, Inc.	(A-1+, P-1)	04/03/06	4.842	34,129,820
44,000	Tango Finance Corp.	(A-1+, P-1)	04/17/06	4.749	43,907,502
40,000	Witherspoon CDO Funding Corp. #	(A-1+, P-1)	09/15/06	4.786	40,000,000

					878,052,504

Banking (5.7%)
40,000	Bank of America Corp.	(A-1+, P-1)	04/04/06	4.813	39,983,967
50,000	Societe Generale N.A.	(A-1+, P-1)	04/03/06	4.872	49,986,472

					89,970,439

TOTAL COMMERCIAL PAPER (Cost $968,022,943)					968,022,943

CERTIFICATES OF DEPOSIT (3.8%)
Banking (1.3%)
20,000	Barclays Bank PLC	(A-1+, P-1)	02/13/07	5.010	20,000,000

Finance (2.5%)
15,000	Depfa Bank PLC	(A-1+, P-1)	08/04/06	4.160	14,971,927
25,000	HBOS Treasury Services PLC	(A-1+, P-1)	12/27/06	4.800	25,000,000

					39,971,927

TOTAL CERTIFICATES OF DEPOSIT (Cost $59,971,927)					59,971,927

VARIABLE RATE CORPORATE OBLIGATIONS (20.8%)
Banking (0.6%)
10,000	Unicredito Italiano Bank (Ireland) PLC #	(A-1, P-1)	03/09/07	4.701	10,000,000

Finance (16.7%)
15,000	Allstate Life Global Funding #	(AA, Aa2)	04/27/07	4.808	15,000,000
17,000	Allstate Life Global Funding Series MTN #	(AA, Aa2)	09/22/06	4.945	17,000,571
23,000	Bank of America NA, Series BKNT, Notes #	(AA, Aa1)	11/07/06	4.810	23,000,000
10,000	Bank One NA #	(AA-, Aa2)	04/18/06	4.700	10,000,612
29,200	CIT Group, Inc. Series MTN, Global Senior Notes #	(A, A2)	08/31/06	4.960	29,217,027

Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

VARIABLE RATE CORPORATE OBLIGATIONS
Finance
$ 10,000	Citigroup, Inc. #	(AA-, Aa1)	05/19/06	4.895	$ 10,002,304
30,000	Five Finance, Inc. Series MTN, Company Guaranteed Notes #	(AAA, Aaa)	09/15/06	4.699	29,997,131
12,000	Goldman Sachs Group, Inc. Series MTNB, Notes #	(A+, Aa3)	08/01/06	4.866	12,003,566
25,000	Goldman Sachs Group, Inc., Promissory Note ‡#	(A-1, P-1)	12/08/06	4.477	25,000,000
30,000	Irish Life & Permanent LLC #	(A+, A1)	11/22/10	4.191	30,000,000
6,000	Sigma Finance, Inc. Series MTN	(AAA, Aaa)	11/09/06	4.745	6,000,000
30,000	Sigma Finance, Inc. Series MTN1, Company Guaranteed Notes #	(AAA, Aaa)	03/23/07	4.895	30,000,000
25,000	Union Hamilton Special Purpose Funding #	(A+, Aa3)	06/21/06	4.930	25,000,000

					262,221,211

Mortgage Backed Securities (3.5%)
20,000	Paragon Mortgages PLC #	(AAA, Aaa)	10/15/41	4.788	20,000,000
35,000	Wind Master Trust Notes Series 2006-I3, Class A1 #	(A-1+, P-1)	08/25/06	4.818	35,000,000

					55,000,000

TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $327,221,211)					327,221,211

TIME DEPOSIT (10.3%)
47,058	Citibank NA	(A-1+, P-1)	04/03/06	4.875	47,058,000
65,000	State Street Bank and Trust Co. Euro Time Deposit	(A-1+, P-1)	04/03/06	4.860	65,000,000
50,000	SunTrust Banks, Inc.	(A-1, P-1)	04/03/06	4.813	50,000,000

TOTAL TIME DEPOSIT (Cost $162,058,000)					162,058,000

REPURCHASE AGREEMENT (3.4%)
54,192	Goldman Sachs Tri Party Repo (Agreement dated 3/31/06 to be
	repurchased at $54,192,798, collateralized by $24,958,000 Federal
	National Mortgage Assoc. 3.25% due 02/15/09, and $31,526,000
	Federal National Mortgage Assoc. 5.25% due 08/01/12. Market
	Value of collateral is $55,276,654) (Cost $54,192,000)	(A-1+, P-1)	04/03/06	4.750	54,192,000

TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $1,571,466,081)					1,571,466,081

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)					2,766,469

NET ASSETS (100.0%)					$ 1,574,232,550

Average Weighted Maturity – 28 days (unaudited)

INVESTMENT ABBREVIATIONS
BKNT = Bank Notes
MTN = Medium Term Notes
MTN1 = Medium Term Notes, Series 1
MTNB = Medium Term Notes, Series B

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and
Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	The interest rate is as of March 31, 2006 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, this security amounted to a value of $25,000,000 or 1.6% of net assets.

Security Valuation – The net asset value of the Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Credit Suisse Institutional Money Market Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  May 26, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  May 26, 2006